SEGMENTS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SEGMENT REPORTING FOR REVENUE

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Remittance services	26,714,151	30,196,550
Sales of Airtime	28,501,152	26,985,504
Other services	285,614	319,316
	55,500,917	57,501,370

	Years ended December 31,
	2022	2021
	US$	US$
Cost of sales
Remittance services	(13,268,205)	(14,712,592)
Sales of Airtime	(26,370,613)	(24,682,635)
Other services	(242,129)	(209,114)
	(39,880,947)	(39,604,341)

	Years ended December 31,
	2022	2021
	US$	US$
Gross Profit
Remittance services	13,445,946	15,483,958
Sales of Airtime	2,130,539	2,302,869
Other services	43,485	110,202
	15,619,970	17,897,029

SCHEDULE FOR ADDITIONS TO LONG-LIVED ASSETS OTHER THAN GOODWILL AND ACQUIRED INTANGIBLE ASSETS

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2022	2021
	US$	US$
Remittance services expense	532,457	405,880
Sales of Airtime	-	-
Other services	-	-
	532,457	405,880

SCHEDULE OF GEOGRAPHICAL INFORMATION

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Hong Kong	8,647,764	8,307,589
Malaysia	36,742,314	46,746,853
Indonesia	10,110,839	2,446,928
	55,500,917	57,501,370

SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2022	2021
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	3,647,913	5,897,263
Malaysia	1,276,989	930,515
Indonesia	121,698	-
	5,046,600	6,827,778

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	768,617	106,151
Goodwill	27,001,383	19,229,528
Acquired intangible assets	6,467,231	8,007,788
	39,383,831	34,271,245

SCHEDULE OF GOODWILL REPORTABLE SEGMENTS	The following table sets forth the goodwill by reportable segments:
	December 31,
	2022	2021
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	6,307,936
	27,001,383	19,229,528